Note 19 - Acquisition of Advent (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	6 Months Ended
	Feb. 29, 2012	Jun. 30, 2012	Feb. 16, 2012	Dec. 31, 2011
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	1.5	1.5
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned			$ 315,000
Stock Issued During Period, Value, Other	27,500	27,500
Value of Contract Transferred in Acquisition			1,400,000
Restricted Period for Stock Issued in Acquisition	2 years	2 years
Additional Revenue Expected from Acquisition			450,000
Original Amount Payable to the Company as a Sub-contractor			700,000
Billed Contracts Receivable		$ 502,045		$ 297,451
Subject to Forfeiture [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		1.1